Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 7,509	$ 6,920	$ 8,574
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,277	1,126	872
Net (accretion) of purchase accounting adjustments	(526)	(255)
Net amortization of securities	378	407	432
Net realized (gain) on sale of securities			(163)
Proceeds from sale of loans in secondary market	7,857	6,455	6,746
Loans disbursed for sale in secondary market	(7,592)	(6,228)	(6,504)
Amortization of mortgage servicing rights	71	79	93
Gain on sale of loans	(336)	(306)	(335)
Amortization of intangible assets	156	68
Deferred tax (benefit) expense	1,907	(725)	591
Provision for loan losses	2,564	2,826	1,090
Common stock issued to ESOP	428	575
Earnings on bank owned life insurance and annuity assets	(1,226)	(725)	(681)
(Gain) loss on sale of other real estate owned	134	(22)	(99)
Net write-down of other real estate owned	55	489
Change in accrued interest receivable	(188)	(496)	(13)
Change in accrued liabilities	1,681	1,461	473
Change in other assets	347	1,717	(678)
Net cash provided by operating activities	14,496	13,366	10,398
Cash flows from investing activities:
Net cash acquired from Milton Bancorp, Inc. acquisition		1,770
Proceeds from sales of securities available for sale			10,550
Proceeds from maturities of securities available for sale	20,389	18,591	15,085
Purchases of securities available for sale	(25,177)	(20,256)	(33,251)
Proceeds from maturities of securities held to maturity	1,419	3,089	3,482
Purchases of securities held to maturity	(389)	(1,528)	(626)
Proceeds from maturities of certificates of deposit in financial institutions	245	490	245
Purchases of certificates of deposit in financial institutions	(395)	(445)	(980)
Purchases of restricted investments in bank stocks		(566)
Net change in loans	(37,918)	(38,299)	5,049
Proceeds from sale of other real estate owned	1,466	403	458
Purchases of premises and equipment	(1,727)	(1,683)	(1,950)
Proceeds from bank owned life insurance and annuity assets	2,107
Purchases of bank owned life insurance and annuity assets	(2,200)		(3,000)
Net cash (used in) investing activities	(42,180)	(38,434)	(4,938)
Cash flows from financing activities:
Change in deposits	66,444	10,150	13,916
Proceeds from common stock through dividend reinvestment	715
Cash dividends	(3,932)	(3,585)	(3,665)
Proceeds from Federal Home Loan Bank borrowings	4,785	11,102	400
Repayment of Federal Home Loan Bank borrowings	(5,318)	(1,883)	(1,671)
Change in other long-term borrowings	(459)	3,899
Change in other short-term borrowings	(144)	21	113
Net cash provided by financing activities	62,091	19,704	9,093
Cash and cash equivalents:
Change in cash and cash equivalents	34,407	(5,364)	14,553
Cash and cash equivalents at beginning of year	40,166	45,530	30,977
Cash and cash equivalents at end of year	74,573	40,166	45,530
Supplemental disclosure:
Cash paid for interest	3,724	2,930	2,784
Cash paid for income taxes	2,236	1,725	2,450
Proceeds from bank owned life insurance and annuity assets not settled	1,993
Transfers from loans to other real estate owned	1,337	957	1,381
Other real estate owned sales financed by The Ohio Valley Bank Company	237	316	189
Net assets acquired from Milton Bancorp, Inc. acquisition, excluding cash and cash equivalents.		3,140
Milton Bancorp, Inc [Member]
Supplemental disclosure:
Issuance of common stock for Milton Bancorp, Inc. acquisition		$ 11,444